CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Convertible Notes Payable Tables
Convertible notes payable

	March 31, 2018	September 30, 2017

Convertible notes payable – unrelated party, net of unamortized debt discount of $791,418 and $990,774, respectively	$867,513	$380,516
Less: non-current maturities, net of unamortized debt discount of $200,396 and $480,899, respectively	(206,438)	(196,601)
Convertible notes payable, current maturities	$661,075	$183,915

	September 30, 2017	September 30, 2016

Convertible notes payable – unrelated party, net of debt discount of $990,774 and $125,750, respectively	$380,516	$21,113
Less: non-current maturities, net of debt discount of $480,899 and $81,584, respectively	(196,601)	(10,299)
Convertible notes payable, current maturities	$183,915	$10,834

Convertible note payable current
	March 31, 2018	September 30, 2017
Principal amount	$1,252,097	$693,790
Less: unamortized debt discount	(591,022)	(509,875)
Convertible notes payable, net – current	$661,075	$183,915

	September 30, 2017	September 30, 2016
Principal amount	$693,790	$65,000
Less: unamortized debt discount	(509,875)	(54,166)
Convertible notes payable, net – current	$183,915	$10,834

Long-term convertible notes payable

	March 31, 2018	September 30, 2017
Principal amount	$373,750	$677,500
Accrued interest	33,084	37,109
Less: unamortized debt discount	(200,396)	(480,899)
Convertible notes payable, net – long-term	$206,438	$233,710

	September 30, 2017	September 30, 2016
Principal amount	$677,500	$80,000
Accrued interest	37,109	1,883
Less: unamortized debt discount	(480,899)	(71,584)
Convertible notes payable, net – long-term	$233,710	$10,299

Derivative liabilities were estimated using
Dividend rate	0
Term (in years)	0.25 to 1.09 years
Volatility	187% to 189%
Risk-free interest rate	1.39% to 2.09%

During the year ended September 30, 2017, the fair value of the derivative liabilities were estimated using the Black-Scholes pricing model with the following assumptions:

Dividend rate	0
Term (in years)	0.25 to 2.00 years
Volatility	184% to 191%
Risk-free interest rate	0.44% to 1.47%

During the year ended September 30, 2016, the fair value of the derivative liabilities were estimated using the Black-Scholes pricing model with the following assumptions:

Dividend rate	0
Term (in years)	0.41 to 0.49 year
Volatility	194% to 197%
Risk-free interest rate	0.45% to 0.51%